Supplement dated October 31, 2003 (effective at the close of business)

To the Prospectus
Dated March 31, 2003

Choice Market Neutral Fund

The reference to P.O. Box 759, Milwaukee, Wisconsin 53201-0759 address on pages 13, 16, and on the back cover is deleted in its entirety and replaced with the following address:

Gemini Fund Services, LLC
FBO:  “Name of Fund”
4020 South 147th Street, Suite #2
Omaha, NE  68137

The reference to the 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 address on the front cover, pages 13,16 and on the back cover is deleted in its entirety and replaced with the following address:

Gemini Fund Services, LLC
FBO:  “Name of Fund”
4020 South 147th Street, Suite #2
Omaha, NE  68137

Reference is made to the section entitled “By Wire” located on page 14 of the Prospectus.  The information in this section relating to the wire instructions is deleted and replaced with the following:

Send your investment to First National Bank of Omaha, by following the instructions listed in the column to the left.

Send your investment to First National Bank of Omaha, with these instructions:

First National Bank of Omaha ABA # 104000016 Credit: “Name of Fund” DDA#: 110141105 FBO: (Name of Fund) (Name/Title on the Account) (Account #)

Please call 1-800-392-7107 to verify the correct account number before sending the wire.

Reference is made to the section entitled “By Telephone” located on page 16 of the Prospectus. The second paragraph, first sentence is deleted in its entirety and replaced with the following:

Call 1-800-392-7107, between 8:30 a.m. and 6:00 p.m. Eastern time.

Supplement dated October 31, 2003 (effective at the close of business)

To the Prospectus
Dated February 28, 2003

Choice Focus Fund

Choice Balanced Fund

The reference to P.O. Box 759, Milwaukee, Wisconsin 53201-0759 address on pages 11, 13, and on the back cover is deleted in its entirety and replaced with the following address:

Gemini Fund Services, LLC
FBO:  “Name of Fund”
4020 South 147th Street, Suite #2
Omaha, NE  68137

The reference to the 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 address on the front cover, pages 11,13 and on the back cover is deleted in its entirety and replaced with the following address:

Gemini Fund Services, LLC
FBO:  “Name of Fund”
4020 South 147th Street, Suite #2
Omaha, NE  68137

Reference is made to the section entitled “By Wire” located on page 12 of the Prospectus.  The information in this section relating to the wire instructions is deleted and replaced with the following:

Send your investment to First National Bank of Omaha, by following the instructions listed in the column to the left.

Send your investment to First National Bank of Omaha, with these instructions:

First National Bank of Omaha ABA # 104000016 Credit: “Name of Fund” DDA#: 110141105 FBO: (Name of Fund) (Name/Title on the Account) (Account #)

Please call 1-800-392-7107 to verify the correct account number before sending the wire.

Reference is made to the section entitled “By Telephone” located on page 13 of the Prospectus. The second paragraph, first sentence is deleted in its entirety and replaced with the following:

Call 1-800-392-7107, between 8:30 a.m. and 6:00 p.m. Eastern time.

Reference is made to the section entitled “Exchanging Shares” located on page 15 of the Prospectus.  The first paragraph, first sentence is deleted in it entirety and replaced with the following:

With regard to the Choice Focus Fund and Balanced Fund, you may exchange shares in one Fund for shares in the other Fund in writing or by calling the transfer agent at 1-800-392-7107 between 8:30 a.m. and 6:00 p.m. Eastern time.

Supplement dated October 31, 2003 (effective at the close of business)

To the Prospectus
Dated February 28, 2003

Choice Long-Short Fund

The reference to P.O. Box 759, Milwaukee, Wisconsin 53201-0759 address on pages 19, 22, and on the back cover is deleted in its entirety and replaced with the following address:

Gemini Fund Services, LLC
FBO:  “Name of Fund”
4020 South 147th Street, Suite #2
Omaha, NE  68137

The reference to the 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 address on the front cover, pages 19,22 and on the back cover is deleted in its entirety and replaced with the following address:

Gemini Fund Services, LLC
FBO:  “Name of Fund”
4020 South 147th Street, Suite #2
Omaha, NE  68137

Reference is made to the section entitled “By Wire” located on page 20 of the Prospectus.  The information in this section relating to the wire instructions is deleted and replaced with the following:

Send your investment to First National Bank of Omaha, by following the instructions listed in the column to the left.

Send your investment to First National Bank of Omaha, with these instructions:

First National Bank of Omaha ABA # 104000016 Credit: “Name of Fund” DDA#: 110141105 FBO: (Name of Fund) (Name/Title on the Account) (Account #)

Please call 1-800-392-7107 to verify the correct account number before sending the wire.

Reference is made to the section entitled “By Telephone” located on page 22 of the Prospectus. The second paragraph, first sentence is deleted in its entirety and replaced with the following:

Call 1-800-392-7107, between 8:30 a.m. and 6:00 p.m. Eastern time.

Supplement dated October 31, 2003 (effective at the close of business)

To the Statement of Additional Information
Dated March 31, 2003
For The
Choice Funds

Choice Market Neutral Fund

The reference to P.O. Box 759, Milwaukee, Wisconsin 53201-0759 on the front cover is deleted in its entirety and replaced with the following address:

4020 South 147th Street, Suite #2
Omaha, NE  68137

Reference is made to the section entitled “ADMINISTRATION AND FUND ACCOUNTING” located on page 23 of the statement of additional information. The information in this section is deleted in its entirety and replaced with the following:

The Administrator for the Funds is Gemini Fund Services, LLC, (the "Administrator"), which has its principal office at the Hauppauge Corporate Center, 150 Motor Parkway, Suite 205, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to an Administration Service Agreement with the Funds, the Administrator provides administrative services to the Funds, subject to the supervision of the Board of Trustees. The Administrator may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Administration Service Agreement was initially approved by the Board of Trustees at a meeting held on October 30, 2003. The Administration Service Agreement is terminable by the Board of Trustees or the Administrator on ninety days' written notice and may be assigned provided the non-assigning party provides prior written consent. This agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, the Administrator provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) facilitating the performance of administrative and professional services to the Funds by others, including the Funds' Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds' Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, preparing the Funds' tax returns, and preparing reports to the Funds' shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board of Trustees and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Funds with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940Act; (iii) production of the Funds' listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds' custodian and Advisers; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds.

For the services rendered to the Funds by the Administrator and all accounting related services, the Funds pay the Administrator a minimum fee of $45,000 plus 2 basis points on assets in excess of $25 million per portfolio. The Funds also pay the Administrator for any out-of-pocket expenses.

Reference is made to the section entitled “TRANSFER AGENT AND DIVIDEND-PAYING AGENT” located on page 23 of the Statement of Additional Information. The information in this section is deleted in its entirety and replaced with the following:

Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, NE 68137, acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to a written agreement with Funds dated October 30, 2003. Under the agreement, Gemini Fund Services is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Supplement dated October 31, 2003 (effective at the close of business)

To the Statement of Additional Information
Dated March 31, 2003
For The
Choice Funds

Choice Focus Fund

Choice Balanced Fund

The reference to P.O. Box 759, Milwaukee, Wisconsin 53201-0759 on the front cover is deleted in its entirety and replaced with the following address:

4020 South 147th Street, Suite #2
Omaha, NE  68137

Reference is made to the section entitled “ADMINISTRATION AND FUND ACCOUNTING” located on page 30 of the Statement of Additional Information. The information in this section is deleted in its entirety and replaced with the following:

The Administrator for the Funds is Gemini Fund Services, LLC, (the "Administrator"), which has its principal office at the Hauppauge Corporate Center, 150 Motor Parkway, Suite 205, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to an Administration Service Agreement with the Funds, the Administrator provides administrative services to the Funds, subject to the supervision of the Board of Trustees. The Administrator may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Administration Service Agreement was initially approved by the Board of Trustees at a meeting held on October 30, 2003. The Administration Service Agreement is terminable by the Board of Trustees or the Administrator on ninety days' written notice and may be assigned provided the non-assigning party provides prior written consent. This agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, the Administrator provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) facilitating the performance of administrative and professional services to the Funds by others, including the Funds' Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds' Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, preparing the Funds' tax returns, and preparing reports to the Funds' shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board of Trustees and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Funds with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Funds' listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds' custodian and Advisers; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds.

For the services rendered to the Funds by the Administrator and all accounting related services, the Funds pay the Administrator a minimum fee of $45,000 plus 2 basis points on assets in excess of $25 million per portfolio. The Funds also pay the Administrator for any out-of-pocket expenses.

Reference is made to the section entitled “TRANSFER AGENT AND DIVIDEND-PAYING AGENT” located on page 30 of the Statement of Additional Information. The information in this section is deleted in its entirety and replaced with the following:

Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, NE 68137, acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to a written agreement with Funds dated October 30, 2003. Under the agreement, Gemini Fund Services is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Supplement dated October 31, 2003 (effective at the close of business)

To the Statement of Additional Information
Dated March 31, 2003
For The
Choice Funds

Choice Long-Short Fund

The reference to P.O. Box 759, Milwaukee, Wisconsin 53201-0759 on the front cover is deleted in its entirety and replaced with the following address:

4020 South 147th Street, Suite #2
Omaha, NE  68137

Reference is made to the section entitled “ADMINISTRATION AND FUND ACCOUNTING” located on page 31 of the statement of additional information. The information in this section is deleted in its entirety and replaced with the following:

The Administrator for the Funds is Gemini Fund Services, LLC, (the "Administrator"), which has its principal office at the Hauppauge Corporate Center, 150 Motor Parkway, Suite 205, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to an Administration Service Agreement with the Funds, the Administrator provides administrative services to the Funds, subject to the supervision of the Board of Trustees. The Administrator may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Administration Service Agreement was initially approved by the Board of Trustees at a meeting held on October 30, 2003. The Administration Service Agreement is terminable by the Board of Trustees or the Administrator on ninety days' written notice and may be assigned provided the non-assigning party provides prior written consent. This agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, the Administrator provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) facilitating the performance of administrative and professional services to the Funds by others, including the Funds' Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds' Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, preparing the Funds' tax returns, and preparing reports to the Funds' shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board of Trustees and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Funds with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Funds' listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds' custodian and Advisers; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds.

For the services rendered to the Funds by the Administrator and all accounting related services, the Funds pay the Administrator a minimum fee of $45,000 plus 2 basis points on assets in excess of $25 million per portfolio. The Funds also pay the Administrator for any out-of-pocket expenses.

Reference is made to the section entitled “TRANSFER AGENT AND DIVIDEND-PAYING AGENT” located on page 32 of the statement of additional information. The information in this section is deleted in its entirety and replaced with the following:

Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, NE 68137, acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to a written agreement with Funds dated October 30, 2003. Under the agreement, Gemini Fund Services is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.